Basis of Presentation and General Information (Details) - shares		12 Months Ended
	Jan. 20, 2022	Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Share capital (in shares)	500
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
United Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Gloriuship
Date of delivery		Jul. 06, 2022
Date of sale/disposal		Jun. 10, 2025
Epanastasea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Epanastasea
Date of delivery		Sep. 02, 2022
Date of sale/disposal		Aug. 10, 2023
Parosea Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Parosea
Date of delivery		Aug. 10, 2022
Date of sale/disposal		Nov. 08, 2022
Bluesea Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Bluesea
Date of delivery		Aug. 12, 2022
Date of sale/disposal		Dec. 01, 2022
Minoansea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Minoansea
Date of delivery		Aug. 30, 2022
Date of sale/disposal		Dec. 22, 2022
Good Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Goodship
Date of delivery		Feb. 10, 2023
Date of sale/disposal		Sep. 16, 2025
Traders Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Tradership
Date of delivery		Feb. 28, 2023
Date of sale/disposal		Aug. 15, 2025
Chrisea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Chrisea
Date of delivery		Feb. 21, 2023
Oasea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Oasea
Date of delivery		Mar. 27, 2023
Date of sale/disposal		Jul. 19, 2024
Cretansea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Cretansea
Date of delivery		Apr. 26, 2023
Date of sale/disposal		Apr. 26, 2023
Synthesea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Synthesea
Date of delivery		Aug. 01, 2023
Date of sale/disposal		Aug. 01, 2024
Exelixsea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Exelixsea
Date of delivery		Aug. 29, 2023
Date of sale/disposal		Mar. 27, 2024
Nisea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Nisea
Date of delivery		Sep. 10, 2024
RGI Marine Holdings AS [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		Q8
Duke Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T